6. Trade receivables (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	R$ 975,159	R$ 794,419
Not yet due Until 30 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	594,968	348,168
Not yet due 31 to 60 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	133,438	151,186
Not yet due 61 to 90 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	44,642	66,925
Not yet due 91 to 180 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	71,116	86,652
Not yet due 181 to 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	26,541	11,147
Not yet due above 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	241	239
Not yet due [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	870,946	664,317
Overdue until 30 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	21,686	19,117
Overdue 31 to 60 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	8,338	5,623
Overdue 61 to 90 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	3,559	10,915
Overdue 91 to 180 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	15,620	22,648
Overdue 181 to 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	8,059	20,609
Overdue above 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	8,270	17,008
Overdue above 360 days [Member]
DisclosureOfTradeReceivablesLineItems [Line Items]
Gorss trade receivables	R$ 65,532	R$ 95,920